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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number        811-21507

Evergreen Utilities and High Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)     (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code:   (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for 1 of its series, Evergreen Utilities and High Income Fund for the quarter ended November 30, 2004. This 1 series has an August 31 fiscal year end.

Date of reporting period:	November 30, 2004

Item 1 — Schedule of Investments

UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS
November 30, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 37.7%
CONSUMER DISCRETIONARY 11.4%
Auto Components 0.9%
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012	$1,000,000	$1,022,500
HLI Operating, Inc., 10.50%, 06/15/2010	1,000,000	1,075,000
Tenneco Automotive, Inc., 10.25%, 07/15/2013	150,000	177,375

		2,274,875

Hotels, Restaurants & Leisure 3.0%
Gaylord Entertainment Co., 6.75%, 11/15/2014 144A	935,000	939,675
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	1,000,000	1,142,500
La Quinta Properties, Inc., 7.00%, 08/15/2012 144A	200,000	212,000
MTR Gaming Group, Inc., 9.75%, 04/01/2010	1,000,000	1,095,000
Seneca Gaming Corp., 7.25%, 05/01/2012	1,000,000	1,060,000
Town Sports International, Inc., 9.625%, 04/15/2011	1,000,000	1,085,000
Venetian Casino Resort LLC, 11.00%, 06/15/2010	1,000,000	1,145,000
Wynn Resorts, Ltd., 6.625%, 12/01/2014 144A	1,000,000	987,500

		7,666,675

Household Durables 1.3%
Meritage Corp., 9.75%, 06/01/2011	1,000,000	1,117,500
Standard Pacific Corp., 7.75%, 03/15/2013	1,000,000	1,090,000
WCI Communities, Inc., 9.125%, 05/01/2012	1,000,000	1,120,000

		3,327,500

Media 3.3%
CSC Holdings, Inc., 7.625%, 04/01/2011	1,000,000	1,075,000
Dex Media West LLC, 8.50%, 08/15/2010	1,000,000	1,120,000
Emmis Operating Co., 6.875%, 05/15/2012	1,000,000	1,052,500
Houghton Mifflin Co., 8.25%, 02/01/2011	1,000,000	1,080,000
LIN TV Corp., 6.50%, 05/15/2013	650,000	669,500
Mediacom LLC, 9.50%, 01/15/2013	1,000,000	982,500
MediaNews Group, Inc., 6.375%, 04/01/2014	1,000,000	995,000
R.H. Donnelley Finance Corp., 10.875%, 12/15/2012	1,000,000	1,200,000

		8,174,500

Specialty Retail 2.0%
Central Garden & Pet Co., 9.125%, 02/01/2013	1,000,000	1,125,000
CSK Auto, Inc., 7.00%, 01/15/2014	1,000,000	995,000
Group 1 Automotive, Inc., 8.25%, 08/15/2013	1,000,000	1,067,500
Payless Shoesource, Inc., 8.25%, 08/01/2013	300,000	308,250
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	395,000	464,125
United Auto Group, Inc., 9.625%, 03/15/2012	1,000,000	1,122,500

		5,082,375

Textiles, Apparel & Luxury Goods 0.9%
Oxford Industries, Inc., 8.875%, 06/01/2011	1,000,000	1,085,000
Warnaco Group, Inc., 8.875%, 06/15/2013	1,000,000	1,107,500

		2,192,500

CONSUMER STAPLES 1.8%
Food & Staples Retailing 1.3%
Neighborcare, Inc., 6.875%, 11/15/2013	1,000,000	1,052,500
Rite Aid Corp., 8.125%, 05/01/2010	1,000,000	1,070,000
Roundy's, Inc., Ser. B, 8.875%, 06/15/2012	1,000,000	1,105,000

		3,227,500

[1]

UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Food Products 0.4%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	$20,000	$21,100
Chiquita Brands International, Inc., 7.50%, 11/01/2014 144A	95,000	96,662
Del Monte Corp., 8.625%, 12/15/2012	96,000	107,760
Dole Food Co., Inc., 7.25%, 06/15/2010	910,000	950,950

		1,176,472

Personal Products 0.1%
Alderwoods Group, Inc., 7.75%, 09/15/2012 144A	250,000	268,125

ENERGY 3.7%
Energy Equipment & Services 0.7%
Dresser, Inc., 9.375%, 04/15/2011	1,000,000	1,105,000
Hornbeck Offshore Services, Inc., 6.125%, 12/01/2014 144A	150,000	148,875
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009	500,000	523,125

		1,777,000

Oil & Gas 3.0%
Chesapeake Energy Corp., 6.875%, 01/15/2016	1,000,000	1,060,000
Evergreen Resources, Inc., 5.875%, 03/15/2012	1,000,000	1,050,000
Exco Resources, Inc., 7.25%, 01/15/2011	1,000,000	1,077,500
Ferrellgas LP, 6.75%, 05/01/2014	1,000,000	1,035,000
Forest Oil Corp., 7.75%, 05/01/2014	1,000,000	1,092,500
Frontier Oil Corp., 6.625%, 10/01/2011 144A	125,000	128,125
Plains Exploration & Production Co., 8.75%, 07/01/2012	1,000,000	1,130,000
Stone Energy Corp., 8.25%, 12/15/2011	1,000,000	1,095,000

		7,668,125

FINANCIALS 3.6%
Diversified Financial Services 0.4%
Arch Western Finance LLC, 6.75%, 07/01/2013	1,000,000	1,052,500

Insurance 0.9%
Couche Tard LP, 7.50%, 12/15/2013	1,000,000	1,090,000
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	1,000,000	1,112,500

		2,202,500

Real Estate 2.3%
CB Richard Ellis Services, Inc., REIT, 9.75%, 05/15/2010	1,300,000	1,488,500
Host Marriott LP, REIT, 7.125%, 11/01/2013	1,000,000	1,075,000
LNR Property Corp., REIT, 7.625%, 07/15/2013	1,000,000	1,115,000
Omega Healthcare Investors, Inc., REIT, 7.00%, 04/01/2014	1,000,000	1,025,000
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	1,000,000	1,077,500

		5,781,000

HEALTH CARE 1.7%
Health Care Providers & Services 1.5%
Extendicare Health Services, Inc., 6.875%, 05/01/2014	1,000,000	1,030,000
Omnicare, Inc., 6.125%, 06/01/2013	675,000	683,438
Service Corp. International, 6.75%, 04/01/2016	1,000,000	1,055,000
Triad Hospitals, Inc., 7.00%, 11/15/2013	1,000,000	1,030,000

		3,798,438

Pharmaceuticals 0.2%
Jean Coutu Group, Inc., 8.50%, 08/01/2014 144A	475,000	484,500

INDUSTRIALS 6.5%
Aerospace & Defense 1.1%
Aviall, Inc., 7.625%, 07/01/2011	1,520,000	1,637,800
DRS Technologies, Inc., 6.875%, 11/01/2013	1,000,000	1,050,000

		2,687,800

[2]

UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Commercial Services & Supplies 2.9%
Adesa, Inc., 7.625%, 06/15/2012	$1,000,000	$1,055,000
Allied Waste North America, Inc., 6.50%, 11/15/2010	1,000,000	970,000
Cenveo Corp., 7.875%, 12/01/2013	1,000,000	950,000
Geo Group, Inc., 8.25%, 07/15/2013	1,000,000	1,065,000
Manitowoc Co., Inc., 7.125%, 11/01/2013	1,000,000	1,085,000
NationsRent, Inc., 9.50%, 10/15/2010	1,000,000	1,125,000
Newpark Resource, Inc., 8.625%, 12/15/2007	1,000,000	1,017,500

		7,267,500

Machinery 2.1%
Case New Holland, Inc., 9.25%, 08/01/2011 144A	1,000,000	1,112,500
Cummins, Inc., 9.50%, 12/01/2010	1,000,000	1,142,500
Navistar International Corp., 7.50%, 06/15/2011	1,000,000	1,085,000
Terex Corp., 7.375%, 01/15/2014	1,000,000	1,077,500
Wolverine Tube, Inc., 7.375%, 08/01/2008 144A 	1,000,000	995,000

		5,412,500

Transportation Infrastructure 0.4%
Offshore Logistics, Inc., 6.125%, 06/15/2013	1,000,000	1,030,000

INFORMATION TECHNOLOGY 1.2%
Electronic Equipment & Instruments 0.5%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	1,000,000	1,080,000

IT Services 0.7%
Stratus Technologies, Inc., 10.375%, 12/01/2008	855,000	769,500
Unisys Corp., 6.875%, 03/15/2010	1,000,000	1,062,500

		1,832,000

MATERIALS 5.3%
Chemicals 3.3%
Equistar Chemicals LP, 10.625%, 05/01/2011	1,000,000	1,160,000
Ethyl Corp., 8.875%, 05/01/2010	1,000,000	1,110,000
Huntsman Advanced Materials LLC:
11.00%, 07/15/2010 144A	1,000,000	1,192,500
11.625%, 10/15/2010	1,000,000	1,195,000
Lyondell Chemical Co., 10.50%, 06/01/2013	625,000	743,750
Millennium America, Inc., 9.25%, 06/15/2008	600,000	679,500
Nalco Co., 7.75%, 11/15/2011	1,000,000	1,082,500
Scotts Co., 6.625%, 11/15/2013	1,000,000	1,062,500

		8,225,750

Containers & Packaging 0.6%
Crown Cork & Seal Co., Inc., 7.375%, 12/15/2026	1,000,000	945,000
Stone Container Corp., 9.75%, 02/01/2011	500,000	555,000

		1,500,000

Metals & Mining 1.0%
Century Aluminum Co., 7.50%, 08/15/2014 144A	175,000	184,625
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014 144A	250,000	268,750
Peabody Energy Corp., 5.875%, 04/15/2016	1,000,000	997,500
United States Steel Corp., 10.75%, 08/01/2008	1,000,000	1,185,000

		2,635,875

Paper & Forest Products 0.4%
Boise Cascade LLC, 7.125%, 10/15/2014 144A	70,000	73,500
Neenah Paper, Inc., 7.375%, 11/15/2014 144A	1,000,000	1,020,000

		1,093,500

[3]

UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 0.8%
Insight Midwest LP, 10.50%, 11/01/2010	$1,000,000	$1,100,000
Qwest Corp., 7.875%, 09/01/2011 144A	760,000	815,100

		1,915,100

Wireless Telecommunication Services 0.8%
Nextel Communications, Inc., 5.95%, 03/15/2014	1,000,000	1,022,500
Rural Cellular Co., 8.25%, 03/15/2012	1,000,000	1,052,500

		2,075,000

UTILITIES 0.9%
Multi-Utilities & Unregulated Power 0.9%
NRG Energy, Inc., 8.00%, 12/15/2013 144A	1,000,000	1,110,000
Reliant Resources, Inc., 9.50%, 07/15/2013	1,000,000	1,152,500

		2,262,500

Total Corporate Bonds (cost $92,821,737)		95,172,110

YANKEE OBLIGATIONS-CORPORATE 0.8%
TELECOMMUNICATION SERVICES 0.8%
Paper & Forest Products 0.4%
Millar Western Forest Products, Ltd., 7.75%, 11/15/2013	1,000,000	1,075,000

Wireless Telecommunication Services 0.4%
Rogers Wireless, Inc., 6.375%, 03/01/2014	1,000,000	980,000

Total Yankee Obligations-Corporate (cost $1,987,821)		2,055,000

CONVERTIBLE DEBENTURE 2.4%
TELECOMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 2.4%
Level 3 Communications, Inc., 5.25%, 12/15/2011 144A (cost $6,000,000)	6,000,000	6,060,000

	Shares	Value

COMMON STOCKS 102.3%
ENERGY 3.2%
Oil & Gas 3.2%
Crosstex Energy, Inc.	193,500	7,792,245
Pennon Group LLC	25,000	422,445

		8,214,690

FINANCIALS 5.5%
Real Estate 5.5%
Global Signal, Inc., REIT	475,000	13,798,750

INDUSTRIALS 0.7%
Industrial Conglomerates 0.7%
Severn Trent, Inc.	100,000	1,696,454

TELECOMMUNICATION SERVICES 18.8%
Diversified Telecommunication Services 12.3%
ALLTEL Corp.	100	5,669
BellSouth Corp.	400,000	10,728,000
China Netcom Group Corp. (Hong Kong), Ltd. *	19,000	455,050
[4]

UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
D&E Communications, Inc.	25,000	$327,500
SBC Communications, Inc.	250,000	6,292,500
Verizon Communications, Inc.	320,000	13,193,600

		31,002,319

Wireless Telecommunication Services 6.5%
Bouygues SA	300,000	12,871,354
Western Wireless Corp., Class A	132,500	3,577,500

		16,448,854

UTILITIES 74.1%
Electric Utilities 43.5%
Allete, Inc.	100,000	3,640,000
Ameren Corp.	150,100	7,267,842
American Electric Power Co., Inc.	175,000	5,979,750
Cleco Corp.	95,000	1,881,000
DPL, Inc.	400,000	9,592,000
DTE Energy Co.	100	4,388
E.ON AG	45,000	3,778,474
Edison International	100	3,190
Enel SpA	1,126,179	10,019,001
Entergy Corp.	210,000	13,612,200
Exelon Corp.	345,100	14,394,121
FirstEnergy Corp.	200,000	8,446,000
Hawaiian Electric Industries, Inc.	300,000	8,475,000
Maine & Maritimes Corp.	34,600	882,300
MGE Energy, Inc.	70,100	2,415,646
Progress Energy, Inc.	200	8,782
Scottish and Southern Energy plc	500,000	7,848,126
Southern Co.	100	3,279
TECO Energy, Inc.	100	1,496
TERNA SpA	2,000,000	5,237,108
TXU Corp.	100,100	6,288,282
Westar Energy, Inc.	100	2,215
Wisconsin Energy Corp.	100	3,327
Xcel Energy, Inc.	100	1,806

		109,785,333

Gas Utilities 1.8%
Atmos Energy Corp.	125,000	3,373,750
NiSource, Inc.	50,000	1,089,500
UGI Corp.	100	4,058

		4,467,308

Multi-Utilities & Unregulated Power 23.1%
Central Vermont Public Service Corp.	100	2,258
Constellation Energy Group, Inc.	100	4,370
Dominion Resources, Inc.	175,000	11,457,250
Duke Energy Corp.	525,000	13,272,000
Energy East Corp.	15,000	377,550
ONEOK, Inc.	5,000	139,600
Public Service Enterprise Group, Inc.	125,000	5,498,750
RWE AG	75,000	3,976,556
scana Corp.	250,000	9,580,000
[5]

UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities & Unregulated Power continued
United Utilities plc	900,000	$9,663,780
Vectren Corp.	175,100	4,584,118

		58,556,232

Water Utilities 5.7%
Kelda Group plc	800,000	8,223,844
Northumbrian Water, Ltd.	1,900,000	5,435,519
Pennichuck Corp.	34,000	862,240

		14,521,603

Total Common Stocks (cost $231,014,455)		258,491,543

PREFERRED STOCKS 0.1%
UTILITIES 0.1%
Electric Utilities 0.1%
Dayton Power & Light Co. (cost $350,720)	5,120	342,080

UNIT INVESTMENT TRUST 0.1%
Kayne Anderson MLP Investments Co. (cost $375,000)	15,000	373,500

SHORT-TERM INVESTMENTS 3.8%
MUTUAL FUND SHARES 3.8%
Evergreen Institutional Money Market Fund ø (cost $9,642,009)	9,642,009	9,642,009

Total Investments (cost $342,191,742) 147.2%		372,136,242
Other Assets and Liabilities and Preferred Shares (47.2%)		(119,352,983)

Net Assets Applicable to Common Shareholders 100.0%		$252,783,259

144A
Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust

On November 30, 2004, the aggregate cost of securities for federal income tax purposes was $342,855,685. The gross unrealized appreciation and depreciation on securities based on tax cost was $72,979,128 and $43,698,571 respectively, with a net unrealized appreciation of $29,280,557.

At November 30, 2004, the Fund had the following open interest rate swap agreements:

Expiration	Notional Amount	Counterparty	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Gains

11/16/2007	$43,000,000	RSB Greenwich Capital	Fixed–3.525%	Floating–2.10%	$168,054
[6]

Item 2 — Controls and Procedures

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Utilities and High Income Fund By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro Principal Executive Officer Date: January 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro Principal Executive Officer Date: January 27, 2005

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel Principal Financial Officer Date: January 27, 2005